Cover	Feb. 03, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 03, 2025
Entity Registrant Name	GOLUB CAPITAL DIRECT LENDING UNLEVERED CORPORATION
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-01505
Entity Tax Identification Number	88-1632039
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	750-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Central Index Key	0001901606
Entity Ex Transition Period	true